Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended							12 Months Ended							12 Months Ended							12 Months Ended										12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Operating Segments [Member]	Sep. 30, 2011 Operating Segments [Member]	Sep. 30, 2010 Operating Segments [Member]	Sep. 30, 2009 Operating Segments [Member]	Sep. 30, 2012 Corrugated Packaging [Member]		Sep. 30, 2011 Corrugated Packaging [Member]		Sep. 30, 2010 Corrugated Packaging [Member]		Sep. 30, 2009 Corrugated Packaging [Member]	Sep. 30, 2012 Consumer Packaging [Member]		Sep. 30, 2011 Consumer Packaging [Member]		Sep. 30, 2010 Consumer Packaging [Member]		Sep. 30, 2009 Consumer Packaging [Member]	Sep. 30, 2012 Recycling [Member]		Sep. 30, 2011 Recycling [Member]		Sep. 30, 2010 Recycling [Member]		Sep. 30, 2009 Recycling [Member]	Sep. 30, 2012 Assets Held-for-sale [Member]	Sep. 30, 2011 Assets Held-for-sale [Member]	Sep. 30, 2010 Assets Held-for-sale [Member]	Sep. 30, 2012 Corporate [Member]	Sep. 30, 2011 Corporate [Member]	Sep. 30, 2010 Corporate [Member]
Segment Reporting Information [Line Items]
Net sales (aggregate)												$ 9,957.5	$ 5,714.4	$ 3,084.1		$ 6,171.2		$ 2,768.7		$ 800.6			$ 2,557.5		$ 2,359.8		$ 2,132.9			$ 1,228.8		$ 585.9		$ 150.6
Net sales (intersegment)												749.9	314.8	82.7		121.6		81.7		37.3			25.2		23.5		13.0			603.1		209.6		32.4
Net sales	2,353.8	2,303.2	2,282.9	2,267.7	2,463.5	1,382.1	792.9	761.1	9,207.6	5,399.6	3,001.4	9,207.6	5,399.6	3,001.4		6,049.6		2,687.0		763.3			2,532.3		2,336.3		2,119.9			625.7		376.3		118.2
Segment Reporting Information, Segment Income									718.3	531.7	443.0					364.0		241.7		143.5			347.2		275.2		290.5			7.1		14.8		9.0
Restructuring and other costs, net	(23.1)	(13.7)	(28.1)	(10.3)	(30.9)	(55.5)	(6.3)	(0.6)	(75.2)	(93.3)	(7.4)					(40.9)	[1]	(27.5)	[1]	(1.3)	[1]		2.4	[2]	(5.1)	[2]	(5.8)	[2]		(2.3)	[3]	(0.1)	[3]	(0.1)	[3]
Non-allocated expenses									(109.7)	(79.5)	(62.0)
Interest expense									(119.7)	(88.9)	(75.5)
Loss on extinguishment of debt	(6.3)	(0.1)	(19.5)	0	0	(39.5)	0	0	(25.9)	(39.5)	(2.8)
Interest income and other income (expense), net									1.3	(15.0)	0.1
Income before income taxes									389.1	215.5	295.4
Identifiable assets	10,687.1				10,566.0				10,687.1	10,566.0	2,914.9					8,300.4		8,159.0		1,146.7			1,755.4		1,731.9		1,610.1			248.9		308.3		32.3			9.6	31.9	3.2	372.8	334.9	122.6
Goodwill	1,865.3				1,839.4				1,865.3	1,839.4		1,865.3	1,839.4	748.8	736.4	1,449.1		1,428.3		393.0		392.8	363.3		359.8		355.6		343.4	52.9		51.3		0.2		0.2
Depreciation, depletion and amortization									534.3	278.3	147.4					411.0		164.1		48.2			96.4		91.8		88.3			13.4		5.0		1.2						13.5	17.4	9.7
Capital expenditures									$ 452.4	$ 199.4	$ 106.2					$ 327.8		$ 74.3		$ 6.7			$ 83.7		$ 106.3		$ 91.0			$ 10.3		$ 14.0		$ 4.8						$ 30.6	$ 4.8	$ 3.7

[1]	The Corrugated Packaging segment current year charges primarily reflect the closure of our Matane, Quebec containerboard mill, a machine taken out of operation at our Hodge, LA containerboard mill and seven corrugated container plants, all acquired in the Smurfit-Stone Acquisition (each initially recorded and five closed in fiscal 2012) and charges associated primarily with on-going closure costs at certain of six other corrugated container plants acquired in the Smurfit-Stone Acquisition (each initially recorded in fiscal 2011, five of the six were closed in fiscal 2011 and one closed in fiscal 2012) and our legacy Hauppauge, NY sheet plant (initially recorded in fiscal 2010 and closed in fiscal 2011), net of a gain on sale in fiscal 2012 primarily for our Santa Fe Springs, CA corrugated converting facility. The current year expenses in the “Other Costs” column primarily represent repayment of energy credits and site environmental closure activities at the Matane mill. The cumulative charges are primarily for the facilities mentioned above and fiscal 2011 charges related to kraft paper assets at our Hodge containerboard mill we acquired in the Smurfit-Stone Acquisition. We have transferred a substantial portion of each closed facility's production to our other facilities.
[2]	The Consumer Packaging segment current year activity primarily reflects the gain on sale of our Columbus, IN laminated paperboard converting operation and Milwaukee, WI folding carton facility (initially recorded and closed in fiscal 2011) and on-going closure costs associated with previously closed facilities. The cumulative charges primarily reflect the actions mentioned above as well as closure costs at certain of four interior packaging plants (three initially recorded and closed in fiscal 2011 and one initially recorded and closed in fiscal 2010), our Columbus laminated paperboard converting operation and our Macon, GA drum manufacturing operation (each initially recorded and closed in fiscal 2010) and our Drums, PA interior packaging plant (initially recorded and closed in fiscal 2010).
[3]	The Recycling segment current year charges primarily reflect the closure of six collection facilities (each initially recorded and three closed in fiscal 2012) and the cumulative charges reflect the preceding actions as well as carrying costs for two collections facilities shutdown in a prior year.